CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,145	[1]	$ 1,923	[1]	$ 93
Account receivable	482		312		427
Prepaid expenses	148		69		59
Total current assets	1,775		2,304		579
Long-Term Investments:
Prepaid expenses	17		17		1
Severance payment fund	129		109		90
Total long-term investments	146		126		91
Property and Equipment, Net	328		314		419
Total assets	2,249		2,744		1,089
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIENCY)
Trade payables	325		244		307
Accrued expenses	839		750		448
Other accounts payable	126		141		531
Short-term convertible note (Note 8)			0		137
Total current liabilities	1,290		1,135		1,423
Accrued Severance Pay	142		121		125
Total liabilities	1,432		1,256		1,548
Commitments And Contingencies Stockholders' Equity:
Stockholders' Equity (deficiency):
Stock capital: (Note 8) Common stock of $0.00005 par value - Authorized: 800,000,000 shares at March 31, 2012 and December 31, 2011; Issued and outstanding: 126,737,158 and 126,444,309 shares at March 31, 2012 and December 31, 2011 respectively.	6		6		5
Additional paid-in-capital	45,761		45,560		39,696
Deficit accumulated during the development stage	(44,950)		(44,078)		(40,160)
Total stockholders' equity	817		1,488		(459)
Total liabilities and stockholders' equity	$ 2,249		$ 2,744		$ 1,089

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.